INCOME TAXES - Recognized deferred tax assets and liabilities (Details)	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized	$ 3,328,000
Long term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deductible temporary differences	(322,000)
Non-capital loses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deductible temporary differences	867,000
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deductible temporary differences	$ (545,000)